Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table shows the total compensation from the Summary Compensation Table to compensation actually paid ("CAP") for the CEO and the average CAP paid to the other non-CEO named executive officers ("NEOs") during 2022. This table also includes, for comparative purposes, the Company's total shareholder return ("TSR"), peer group TSR, and the Company's net income and asset quality ratio.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total For Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Asset Quality Ratio
2022	$1,552,237	$1,304,801	$671,237	$611,320	$97.90	$98.03	$72,952,000	0.90%
2021	$1,689,377	$1,975,540	$778,455	$859,394	$127.49	$113.59	$51,490,000	1.30%
2020	$1,011,661	$1,002,217	$489,992	$488,144	$98.21	$85.98	$45,270,000	2.09%

(1) The CEO, included in all years above, is Mr. Dively. To calculate the CEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2022.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2022	$1,552,237	($427,960)	$333,632	$0	($92,834)	($76,529)	$16,256	$1,304,801
2021	$1,689,377	($357,136)	$445,016	$0	$142,437	$43,368	$12,478	$1,975,540
2020	$1,011,661	($179,192)	$175,032	$0	($8,270)	($5,940)	$8,926	$1,002,217

(2) The Non-CEO NEOs, included for each of the years above, are: Mr. Smith, Mr. Taylor, Mr. McRae and Mr. Beesley. To calculate the Non-CEO NEOs average CAP, the following amounts were deducted from and added to Summary Compensation Table total summary compensation. Since the Company did not report a change in pension value for any of the non-CEO NEOs for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2022.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2022	$671,237	($113,163)	$88,220	$0	($20,089)	($19,317)	$4,432	$611,320
2021	$778,455	($107,313)	$128,391	$5,229	$39,382	$11,638	$3,612	$859,394
2020	$489,992	($49,536)	$46,283	$2,120	($1,988)	($1,329)	$2,603	$488,144

Company Selected Measure Name	Asset Quality Ratio
PEO Total Compensation Amount	$ 1,552,237	$ 1,689,377	$ 1,011,661
PEO Actually Paid Compensation Amount	$ 1,304,801	1,975,540	1,002,217
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate the CEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2022.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2022	$1,552,237	($427,960)	$333,632	$0	($92,834)	($76,529)	$16,256	$1,304,801
2021	$1,689,377	($357,136)	$445,016	$0	$142,437	$43,368	$12,478	$1,975,540
2020	$1,011,661	($179,192)	$175,032	$0	($8,270)	($5,940)	$8,926	$1,002,217

Non-PEO NEO Average Total Compensation Amount	$ 671,237	778,455	489,992
Non-PEO NEO Average Compensation Actually Paid Amount	$ 611,320	859,394	488,144
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Non-CEO NEOs, included for each of the years above, are: Mr. Smith, Mr. Taylor, Mr. McRae and Mr. Beesley. To calculate the Non-CEO NEOs average CAP, the following amounts were deducted from and added to Summary Compensation Table total summary compensation. Since the Company did not report a change in pension value for any of the non-CEO NEOs for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2022.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2022	$671,237	($113,163)	$88,220	$0	($20,089)	($19,317)	$4,432	$611,320
2021	$778,455	($107,313)	$128,391	$5,229	$39,382	$11,638	$3,612	$859,394
2020	$489,992	($49,536)	$46,283	$2,120	($1,988)	($1,329)	$2,603	$488,144

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts illustrate the relationship between CEO and non-CEO NEO CAP and the Company's Total Shareholder Return ("TSR"), peer group TSR, the Company's net income and asset quality.

The CAP for the CEO and non-CEO NEOs is aligned with the Company's TSR. Annual objectives are set for the CEO and non-CEO NEOs with consideration given to general market and shareholder expectations for the Company's performance. Utilizing these objectives is intended to align with TSR. The CEO and non-CEO NEO CAP comparability to TSR is also impacted by the use of equity incentives which are awarded as a fixed number of shares each year where the value will be more or less depending on the value of the Company's stock price. See Equity Compensation above, for additional description of these incentives.

Compensation Actually Paid vs. Net Income [Text Block]

The CAP varies from the Company's net income primarily due to the multiple components of CAP such as equity incentives, the value of which is tied to the stock price which does not always correlate to the Company's profitability. The annual cash incentive is determined by multiple components which have some correlation to net income but the correlation varies by component. The annual objectives are set for the CEO and non-CEO NEOs with consideration given to general market and shareholder expectations for the Company's performance. See Annual Cash Incentives above for a full description of these components.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The asset quality measure is a ratio of adversely classified assets divided by total loans. A lower ratio is positive and a higher ratio is negative. The utilization and monitoring of this ratio is important to understand the credit risk in the Company's loan portfolio. An increased migration of loans to adversely classified is an early sign of potential problem in the loans that could lead to elevated losses and vice versa. There are multiple components of CAP that can, in the aggregate, have a greater influence on the result than any one metric. However, maintaining a strong asset quality culture is an important strategic objective that is consistently discussed with shareholders of the Company. Beginning in 2022, a maximum level was added for asset quality achievement in the Company's incentive compensation plan. This CAP causes some variation in the relationship of CAP to asset quality because the actual level of asset quality illustrated above is lower than the maximum used in the incentive payment. Also, as stated above, due to multiple components of CAP, there is not a direct correlation to one metric.

Total Shareholder Return Vs Peer Group [Text Block]

The Peer TSR is based on the S&P U.S. BMI Banks-Midwest Region Index. The Company monitors its TSR against the Peer TSR on an ongoing basis to identify if its TSR performance is generally aligned or an outlier.

Tabular List [Table Text Block]

Most Important Measures to Determine 2022 CAP

The four components listed below represent the most important metrics used to determine 2022 CAP for the CEO and all non-CEO NEOs. These measures are further described in the above Compensation Discussion and Analysis ("CD&A").

* Net Income compared to Budgeted Net Income
* Lines of Business Net Income
* Asset Quality
* Efficiency Ratio

Total Shareholder Return Amount	$ 97.90	127.49	98.21
Peer Group Total Shareholder Return Amount	98.03	113.59	85.98
Net Income (Loss)	$ 72,952,000	$ 51,490,000	$ 45,270,000
Company Selected Measure Amount	0.0090	0.0130	0.0209
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income compared to Budgeted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Lines of Business Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Asset Quality
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (427,960)	$ (357,136)	$ (179,192)
PEO [Member] | Year End Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	333,632	445,016	175,032
PEO [Member] | Vest Date Fair Value of Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,834)	142,437	(8,270)
PEO [Member] | Change in Fair Value of Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,529)	43,368	(5,940)
PEO [Member] | Dividends Paid on Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,256	12,478	8,926
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,163)	(107,313)	(49,536)
Non-PEO NEO [Member] | Year End Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	88,220	128,391	46,283
Non-PEO NEO [Member] | Vest Date Fair Value of Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,229	2,120
Non-PEO NEO [Member] | Change in Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,089)	39,382	(1,988)
Non-PEO NEO [Member] | Change in Fair Value of Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,317)	11,638	(1,329)
Non-PEO NEO [Member] | Dividends Paid on Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,432	$ 3,612	$ 2,603